Estimates, Significant Accounting Policies and Balance Sheet Detials (Non-cash investing and financing activities and supplemental cash flow information) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Accrued capital expenditures	$ 822	$ 896	$ 643
Sunoco LP limited partner interest received in exchange for contribution of the Sunoco, Inc. retail business to Sunoco LP	194	0	0
Net gains from subsidiary common unit transactions	37	300	175
Contribution of property, plant and equipment from noncontrolling interest	0	34	0
Issuance of Common Units in connection with acquisitions	543
Long-term debt assumed and non-compete agreement notes payable issued in acquisitions	0	0	564
Noncontrolling Interest, Increase from Sale of Parent Equity Interest	0	1,946	0
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest, net of interest capitalized	1,411	1,467	1,232
Cash paid for (refund of) income taxes		71	344
Proceeds from Income Tax Refunds	(229)
PennTex Acquisition [Member]
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Issuance of Common Units in connection with acquisitions		0	0
Regency Merger [Member]
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Issuance of Common Units in connection with acquisitions	0	9,250	0
Susser Merger [Member]
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Issuance of Common Units in connection with acquisitions	0	0	908
Lake Charles LNG Transaction [Member]
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Lake Charles LNG Transaction	0	0	1,167
Predecessor Acquisitions [Member]
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Issuance of Common Units in connection with acquisitions	0	0	4,281
Long-term debt assumed and non-compete agreement notes payable issued in acquisitions	0	0	2,386
Bakken Pipeline Transaction [Member]
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Lake Charles LNG Transaction	0	999	0
Sunoco LP Exchange [Member]
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Lake Charles LNG Transaction	$ 0	$ 52	$ 0